Other Current Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Other Current Assets
Summary of Company's other current assets

	March 31,	December 31,
	2024	2023
Deposits	$1,193	$1,209
Prepaid expenses	592	683
Other receivables	39	39
Total other current assets	$1,824	$1,931

	December 31,
	2023	2022
Deposits	$1,209	$1,962
Prepaid expenses	683	102
Other receivables	39	1,011
Total other current assets	$1,931	$3,075